Technology and content expense (Tables)	12 Months Ended
Dec. 31, 2023
Technology and content expense
Schedule of technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2021(1)	2022(1)	2023
Staff Costs	14,968	25,233	17,425
Technology license and maintenance expenses	21,729	27,178	24,103
Technology and content expense	36,697	52,411	41,528
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(1)Re-presented for discontinued operations. See Note 6.